Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue
Schedule of revenues

	Year Ended December 31,
	2022	2023	2024
Vehicle sales	45,506,581	49,257,270	58,234,086
Parts, accessories and after-sales vehicle services	1,228,385	2,337,490	3,324,321
Provision of power solution	1,016,094	1,666,346	2,100,553
Others	1,517,501	2,356,827	2,072,599
Total	49,268,561	55,617,933	65,731,559